UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Country as of June 28, 2013

Country	Percentage of Fund Investments
Australia	4.07%
Brazil	3.79%
Canada	4.46%
Hungary	4.37%
Iceland	0.27%
Indonesia	2.76%
Ireland	8.16%
Israel	0.94%
Lithuania	0.63%
Malaysia	11.00%
Mexico	7.17%
Peru	1.35%
Philippines	0.45%
Poland	9.88%
Russia	1.53%
Serbia	0.73%
Singapore	3.72%
Slovenia	0.84%
South Korea	14.39%
Sweden	3.94%
Ukraine	2.93%
United States	11.88%
Venezuela	0.18%
Vietnam	0.56%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/13)	(6/28/13)	(1/01/13 – 6/28/13)

Actual	$1,000.00	$979.00	$6.33

Hypothetical (5% return before expenses)	$1,000.00	$1,018.12	$6.46

*Expenses are equal to the Fund’s annualized expense ratio of 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

FOREIGN GOVERNMENT BONDS AND NOTES
$ 1,041,000	Australia Government Bond AUD, 6.25%, 06/15/2014	$	986,019
	Brazil Notas do Tesouro Nacional Serie B
284,000	BRL, 6.00%, 05/15/2015		3,042,935
898	BRL, 6.00%, 08/15/2016		976,917
18,400	BRL, 6.00%, 08/15/2018		638,461
100,000	BRL, 6.00%, 05/15/2045		1,142,734
	Brazil Notas do Tesouro Nacional Serie F
920,000	BRL, 10.00%, 01/01/2014		4,337,435
140,000	BRL, 10.00%, 01/01/2017		611,416
	Canadian Government Bond
581,000	CAD, 2.50%, 09/01/2013		553,671
3,109,000	CAD, 1.00%, 02/01/2014		2,954,688
678,000	CAD, 2.00%, 03/01/2014		648,461
576,000	CAD, 2.25%, 08/01/2014		554,049
1,851,000	CAD, 1.00%, 11/01/2014		1,755,748
1,646,000	CAD, 2.00%, 12/01/2014		1,582,802
4,498,000	CAD, 1.00%, 02/01/2015		4,263,755
3,710,000	Export-Import Bank of Korea(a) SEK, 1.45%, 05/19/2014		553,239
	Financing of Infrastrucural Projects State Enterprise(a)
100,000	8.38%, 11/03/2017		92,000
200,000	7.40%, 04/20/2018		174,250
	Hungary Government Bond
22,100,000	HUF, 7.50%, 10/24/2013		98,459
56,000,000	HUF, 5.50%, 02/12/2014		249,094
161,190,000	HUF, 6.75%, 08/22/2014		731,189
24,500,000	HUF, 8.00%, 02/12/2015		113,837
46,880,000	HUF, 7.75%, 08/24/2015		219,788
39,000,000	HUF, 5.50%, 02/12/2016		174,770
34,500,000	HUF, 6.75%, 02/24/2017		160,271
164,530,000	HUF, 6.75%, 11/24/2017		765,000
34,200,000	HUF, 6.50%, 06/24/2019		158,442
15,560,000	HUF, 7.50%, 11/12/2020		75,432
33,680,000	HUF, 7.00%, 06/24/2022		157,830
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017		51,545
1,370,000	4.13%, 02/19/2018		1,332,325
910,000	EUR, 5.75%, 06/11/2018		1,214,084
1,195,000	6.25%, 01/29/2020		1,248,775
1,100,000	EUR, 3.88%, 02/24/2020		1,331,609
1,310,000	6.38%, 03/29/2021		1,362,400
2,540,000	5.38%, 02/21/2023		2,444,750
710,000	Iceland Government International Bond(a)
	5.88%, 05/11/2022		752,600
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016		2,655,285
10,000,000,000	IDR, 11.50%, 09/15/2019		1,234,584
25,300,000,000	IDR, 11.00%, 11/15/2020		3,124,200
3,510,000,000	IDR, 12.90%, 06/15/2022		483,648
2,400,000,000	IDR, 12.00%, 09/15/2026		328,914
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024		3,544,772
	Ireland Government Bond
1,756,000	EUR, 5.50%, 10/18/2017		2,526,824

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
$ 717,000	EUR, 4.50%, 10/18/2018	$	995,378
1,769,000	EUR, 4.40%, 06/18/2019		2,414,236
3,445,000	EUR, 5.90%, 10/18/2019		5,048,553
1,609,000	EUR, 4.50%, 04/18/2020		2,186,528
4,305,000	EUR, 5.00%, 10/18/2020		6,004,227
2,803,130	EUR, 5.40%, 03/13/2025		3,955,600
9,442,000	Israel Government Bond - Fixed ILS, 3.50%, 09/30/2013		2,678,766
9,100,000	Kommuninvest I Sverige AB SEK, 2.25%, 05/05/2014		1,369,147
	Korea Monetary Stabilization Bond
1,176,000,000	KRW, 1.89%, 07/09/2013(b)		1,029,140
5,232,220,000	KRW, 3.90%, 08/02/2013		4,586,319
3,079,400,000	KRW, 2.53%, 09/10/2013(b)		2,682,788
421,310,000	KRW, 3.59%, 10/02/2013		369,813
211,550,000	KRW, 3.48%, 12/02/2013		185,892
290,870,000	KRW, 3.47%, 02/02/2014		255,873
427,490,000	KRW, 3.59%, 04/02/2014		376,854
208,600,000	KRW, 2.55%, 05/09/2014		183,123
506,810,000	KRW, 3.28%, 06/02/2014		446,204
3,114,000,000	KRW, 2.57%, 06/09/2014		2,727,929
222,300,000	KRW, 2.82%, 08/02/2014		194,882
886,200,000	KRW, 2.78%, 10/02/2014		776,282
555,700,000	KRW, 2.84%, 12/02/2014		486,999
686,670,000	KRW, 2.74%, 02/02/2015		600,534
2,763,620,000	KRW, 2.47%, 04/02/2015		2,405,187
2,187,600,000	KRW, 2.76%, 06/02/2015		1,912,744
	Korea Treasury Bond
12,932,270,000	KRW, 3.00%, 12/10/2013		11,342,571
155,590,000	KRW, 3.50%, 06/10/2014		137,270
183,000,000	KRW, 3.25%, 12/10/2014		161,309
928,500,000	KRW, 3.25%, 06/10/2015		819,071
9,585,290,000	KRW, 2.75%, 12/10/2015		8,366,765
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020		961,875
730,000	6.13%, 03/09/2021(a)		813,950
	Malaysia Government Bond
2,345,000	MYR, 3.46%, 07/31/2013		742,415
20,000	MYR, 8.00%, 10/30/2013		6,435
17,870,000	MYR, 5.09%, 04/30/2014		5,751,108
7,490,000	MYR, 3.43%, 08/15/2014		2,379,025
6,475,000	MYR, 3.74%, 02/27/2015		2,067,350
4,430,000	MYR, 3.84%, 08/12/2015		1,417,349
40,000	MYR, 4.72%, 09/30/2015		13,021
1,425,000	MYR, 3.20%, 10/15/2015		449,645
50,000	Malaysia Treasury Bill(b) MYR, 3.01%, 12/27/2013		15,591
	Mexican Bonos
52,430,000	MXP, 8.00%, 12/19/2013		4,120,648
9,087,000	MXP, 7.00%, 06/19/2014		720,835
61,930,000	MXP, 9.50%, 12/18/2014		5,136,078
6,959,000	MXP, 6.00%, 06/18/2015		553,257
58,253,000	MXP, 8.00%, 12/17/2015		4,861,576
6,618,000	MXP, 6.25%, 06/16/2016		535,524
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014		160,084
1,045,000	MXP, 5.00%, 06/16/2016		442,998
1,048,000	MXP, 3.50%, 12/14/2017		432,399
721,000	MXP, 4.00%, 06/13/2019		305,838

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Foreign Government Bonds and Notes — (continued)
$ 567,000	MXP, 2.50%, 12/10/2020	$	220,991
	New South Wales Treasury Corp
5,540,000	AUD, 5.50%, 08/01/2013		5,077,757
1,450,000	AUD, 5.50%, 03/01/2017		1,429,975
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020		3,814,270
	Philippine Government Bond
3,360,000	PHP, 6.25%, 01/27/2014		79,617
3,200,000	PHP, 7.00%, 01/27/2016		81,213
1,710,000	PHP, 9.13%, 09/04/2016		46,771
	Poland Government Bond
540,000	PLN, 2.71%, 07/25/2013(b)		162,193
8,895,000	PLN, 5.00%, 10/24/2013		2,694,307
39,780,000	PLN, 2.76%, 01/25/2014(b)		11,784,228
10,735,000	PLN, 5.75%, 04/25/2014		3,304,146
2,995,000	PLN, 2.79%, 07/25/2014(b)		875,145
3,078,000	PLN, 5.50%, 04/25/2015		966,044
3,311,000	PLN, 3.12%, 07/25/2015(b)		935,893
2,573,000	PLN, 6.25%, 10/24/2015		826,563
3,711,000	PLN, 3.16%, 01/25/2016(b)		1,030,228
4,072,000	PLN, 3.98%, 01/25/2017(c)		1,216,931
4,130,000	PLN, 3.98%, 01/25/2021(c)		1,197,970
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019		3,032,406
	Queensland Treasury Corp
1,945,000	AUD, 6.00%, 08/14/2013		1,785,594
2,465,000	AUD, 6.00%, 08/21/2013		2,264,133
	Republic of Serbia(a)
410,000	5.25%, 11/21/2017		399,750
810,000	4.88%, 02/25/2020		737,100
900,000	7.25%, 09/28/2021		927,000
3,695,200	Russian Foreign Bond - Eurobond(d)
	4.18%, 03/31/2030		4,328,003
	Singapore Government Bond
7,760,000	SGD, 0.25%, 02/01/2014		6,121,798
1,390,000	SGD, 3.63%, 07/01/2014		1,133,529
	Slovenia Government International Bond(a)
1,370,000	5.50%, 10/26/2022		1,260,400
1,210,000	5.85%, 05/10/2023		1,125,300
	Sweden Government Bond
34,460,000	SEK, 1.50%, 08/30/2013		5,143,127
19,260,000	SEK, 6.75%, 05/05/2014		3,011,201
	Ukraine Government International Bond(a)
100,000	EUR, 4.95%, 10/13/2015		124,307
860,000	6.25%, 06/17/2016		797,650
855,000	6.58%, 11/21/2016		793,012
770,000	9.25%, 07/24/2017		768,075
1,480,000	7.75%, 09/23/2020		1,350,500
3,280,000	7.95%, 02/23/2021		3,017,600
1,140,000	7.80%, 11/28/2022		1,017,450
200,000	7.50%, 04/17/2023		175,500
510,000	Venezuela Government International Bond
	10.75%, 09/19/2013		511,275

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
$ 1,505,000	Vietnam Government International Bond(a)
	6.75%, 01/29/2020	$1,595,300

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 73.01% (Cost $213,489,684)		$225,160,244

MUNICIPAL BONDS AND NOTES
140,000	County of Bexar TX Series A 5.25%, 08/15/2047	148,817

TOTAL MUNICIPAL BONDS AND NOTES — 0.05% (Cost $124,816)		$148,817

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 9.17%
	Bank Negara Malaysia Monetary Notes
530,000	MYR, 1.50%, 07/04/2013	167,707
440,000	MYR, 2.31%, 07/11/2013	139,148
480,000	MYR, 2.55%, 07/18/2013	151,711
1,335,000	MYR, 2.67%, 07/25/2013	421,703
910,000	MYR, 2.77%, 08/06/2013	287,171
1,130,000	MYR, 2.81%, 08/15/2013	356,334
490,000	MYR, 2.74%, 08/27/2013	154,393
1,040,000	MYR, 2.87%, 09/05/2013	327,390
2,320,000	MYR, 2.89%, 09/17/2013	729,616
3,165,000	MYR, 2.90%, 09/26/2013	994,628
205,000	MYR, 2.91%, 10/08/2013	64,360
2,245,000	MYR, 2.84%, 10/10/2013	704,858
70,000	MYR, 2.86%, 10/22/2013	21,956
30,000	MYR, 2.93%, 10/31/2013	9,401
160,000	MYR, 2.94%, 11/12/2013	50,089
720,000	MYR, 2.94%, 11/19/2013	225,271
120,000	MYR, 6.99%, 12/10/2013	36,818
3,010,000	MYR, 2.94%, 12/12/2013	940,040
390,000	MYR, 2.95%, 12/19/2013	121,723
310,000	MYR, 6.30%, 12/26/2013	95,143
185,000	MYR, 6.20%, 12/31/2013	56,760
1,880,000	MYR, 3.01%, 01/09/2014	585,592
4,530,000	MYR, 3.02%, 01/16/2014	1,410,196
340,000	MYR, 2.96%, 02/06/2014	105,693
4,900,000	MYR, 2.97%, 02/18/2014	1,521,717
5,355,000	MYR, 2.97%, 02/20/2014	1,662,747
3,920,000	MYR, 2.97%, 02/25/2014	1,216,671
460,000	MYR, 2.97%, 03/06/2014	142,667
425,000	MYR, 2.97%, 03/13/2014	131,736
2,480,000	MYR, 2.95%, 04/03/2014	767,525
1,470,000	MYR, 2.98%, 05/15/2014	453,297
505,000	MYR, 2.98%, 05/20/2014	155,662
350,000	MYR, 2.98%, 05/27/2014	107,823
1,030,000	MYR, 3.38%, 06/03/2014	315,986
2,205,000	MYR, 3.36%, 06/05/2014	676,456
1,300,000	MYR, 3.31%, 06/10/2014	398,818
800,000	MYR, 3.24%, 06/17/2014	245,426
2,180,000	MYR, 3.23%, 06/19/2014	668,779
366,000	Canadian Treasury Bill CAD, 0.97%, 08/15/2013	347,563

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount			Value

Foreign Government Bonds and Notes — (continued)
	Hungary Treasury Bills
$ 13,900,000	HUF, 3.22%, 07/17/2013	$	61,241
27,300,000	HUF, 3.53%, 07/24/2013		120,178
55,900,000	HUF, 4.40%, 09/18/2013		244,285
16,230,000	HUF, 4.41%, 01/08/2014		69,983
233,600,000	Korea Treasury Bill KRW, 2.42%, 08/13/2013		203,923
	Malaysia Treasury Bill
1,330,000	MYR, 2.94%, 11/26/2013		415,888
1,220,000	MYR, 2.95%, 12/05/2013		381,211
720,000	MYR, 2.97%, 03/20/2014		223,047
760,000	MYR, 2.96%, 03/27/2014		235,327
1,540,000	MYR, 2.98%, 04/24/2014		475,694
	Mexico Cetes
4,157,000	MXP, 3.91%, 09/19/2013		317,990
2,777,000	MXP, 3.91%, 10/31/2013		211,445
9,461,300	MXP, 3.96%, 01/09/2014		714,834
6,408,000	MXP, 4.00%, 04/03/2014		479,686
15,089,000	MXP, 4.01%, 04/30/2014		1,126,157
	Philippine Treasury Bill
500,000	PHP, 1.20%, 07/10/2013		11,570
690,000	PHP, 1.74%, 07/24/2013		15,952
9,860,000	PHP, 1.85%, 09/04/2013		227,456
5,130,000	PHP, 1.81%, 10/02/2013		118,186
10,920,000	PHP, 1.33%, 11/13/2013		251,509
1,390,000	PHP, 1.74%, 01/08/2014		31,880
1,850,000	PHP, 1.87%, 02/05/2014		42,341
6,580,000	PHP, 1.94%, 03/05/2014		150,312

Principal Amount			Value

Foreign Government Bonds and Notes — (continued)
$ 9,620,000	PHP, 2.01%, 04/02/2014	$	219,314
	Singapore Treasury Bill
297,000	SGD, 0.14%, 07/05/2013		234,313
113,000	SGD, 0.15%, 07/11/2013		89,147
1,030,000	SGD, 0.22%, 08/12/2013		812,399
70,000	SGD, 1.41%, 09/05/2013		55,080
590,000	SGD, 0.24%, 10/04/2013		465,187
500,000	SGD, 0.26%, 11/15/2013		394,089
1,570,000	SGD, 0.60%, 12/27/2013		1,234,943
	Sweden Treasury Bill
7,850,000	SEK, 0.91%, 09/18/2013		1,168,176
3,310,000	SEK, 0.93%, 12/18/2013		491,409

			28,264,726

U.S. Government Agency Bonds and Notes — 9.73%
30,000,000	Federal Home Loan Bank 0.00%, 07/01/2013		30,000,000

TOTAL SHORT TERM INVESTMENTS — 18.90% (Cost $59,075,461)		$	58,264,726

TOTAL INVESTMENTS — 91.96% (Cost $272,689,961)		$	283,573,787

OTHER ASSETS & LIABILITIES, NET — 8.04%		$	24,802,732

TOTAL NET ASSETS — 100.00%		$	308,376,519

(a)	Restricted security; at June 28, 2013, the aggregate cost and fair value of restricted securities was $16,480,428 and $16,474,983, respectively, representing 5.34% of net assets.
(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.
(d)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2013. Maturity date disclosed represents final maturity date.

At June 28, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

JPM	INR	44,693,000	USD	813,500	July 2013	$ (67,813)
DB	INR	138,134,500	USD	2,462,907	July 2013	(156,161)
HSB	INR	42,468,000	USD	772,278	July 2013	(65,226)
HSB	INR	79,238,500	USD	1,444,500	August 2013	(128,436)
JPM	INR	24,833,000	USD	450,806	August 2013	(38,404)
CIB	INR	2,482,000	USD	43,551	September 2013	(2,494)
HSB	INR	37,823,000	USD	644,101	September 2013	(19,386)
JPM	INR	25,420,000	USD	424,634	September 2013	(5,331)
DB	INR	23,612,000	USD	404,410	September 2013	(14,663)
JPM	KRW	9,272,549,000	USD	8,403,615	February 2014	(359,128)
CIB	MXP	19,787,570	USD	1,532,127	July 2013	(6,760)
CIB	MXP	4,192,630	USD	313,011	December 2013	5,547
CIT	MXP	8,745,200	USD	669,448	December 2013	(4,590)

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

CIB	MXP	6,956,600	USD	510,224	March 2014	$ 14,522
CIT	MXP	2,381,700	USD	180,935	March 2014	(1,136)
HSB	MXP	25,646,790	USD	1,952,256	March 2014	(15,518)
CIB	MXP	43,800,660	USD	3,298,041	June 2014	(15,315)
DB	MYR	120,000	USD	37,377	July 2013	354
JPM	MYR	70,000	USD	21,664	July 2013	319
HSB	MYR	1,300,000	USD	412,738	August 2013	(4,725)
JPM	MYR	1,295,000	USD	417,568	October 2013	(12,583)
HSB	MYR	1,758,089	USD	569,495	October 2013	(19,639)
DB	MYR	2,960,735	USD	948,208	October 2013	(22,021)
HSB	MYR	3,223,000	USD	1,033,581	November 2013	(26,917)
DB	MYR	654,360	USD	210,000	November 2013	(5,601)
JPM	MYR	6,021,213	USD	1,890,356	December 2013	(12,804)
DB	MYR	728,500	USD	235,509	January 2014	(8,477)
JPM	MYR	7,360,000	USD	2,313,056	January 2014	(19,133)
JPM	MYR	1,245,000	USD	395,426	February 2014	(7,922)
HSB	MYR	5,249,296	USD	1,655,668	February 2014	(22,115)
JPM	MYR	2,220,463	USD	719,761	April 2014	(31,107)
JPM	MYR	2,021,000	USD	626,608	July 2014	(1,821)
UBS	NOK	5,165,000	EUR	692,452	August 2013	(68,151)
BB	NOK	5,165,000	EUR	689,669	August 2013	(67,420)
BB	NOK	15,438,500	EUR	2,009,436	October 2013	(107,290)
UBS	NOK	4,837,700	EUR	648,877	November 2013	(67,415)
DB	PHP	13,202,000	USD	315,822	September 2013	(9,505)
JPM	PHP	51,900,000	USD	1,180,350	September 2013	23,803
HSB	PHP	10,000,000	USD	238,447	September 2013	(6,445)
DB	PHP	19,833,000	USD	474,865	October 2013	(14,741)
JPM	PHP	6,299,000	USD	151,633	October 2013	(5,499)
HSB	PHP	51,205,000	USD	1,229,903	October 2013	(41,953)
JPM	PHP	48,600,000	USD	1,102,041	December 2013	25,222
JPM	PHP	38,300,000	USD	864,755	June 2014	20,689
DB	PLN	12,790,000	EUR	3,017,150	August 2013	(251,631)
MS	PLN	1,341,000	EUR	314,188	May 2014	(21,493)
UBS	SEK	13,522,280	EUR	1,552,438	July 2013	(35,642)
MS	SEK	16,368,194	EUR	1,888,421	July 2013	(52,874)
UBS	SEK	13,000,000	EUR	1,534,014	August 2013	(99,166)
DB	SEK	14,090,000	EUR	1,640,413	October 2013	(64,492)
MS	SEK	556,700	EUR	63,526	December 2013	(641)
DB	SEK	50,522,868	EUR	5,783,494	December 2013	(111,415)
MS	SEK	1,917,400	EUR	218,160	June 2014	(3,691)
BB	SEK	617,000	EUR	69,771	June 2014	(987)
UBS	SEK	9,747,000	EUR	1,100,200	June 2014	(6,474)
DB	SEK	10,665,890	EUR	1,230,441	June 2014	(46,748)
JPM	SGD	2,636,600	USD	2,113,507	July 2013	(33,457)
BB	SGD	2,236,051	USD	1,806,222	August 2013	(42,141)
MS	SGD	2,113,440	USD	1,698,907	August 2013	(31,583)
HSB	SGD	698,000	USD	560,622	August 2013	(9,949)
DB	SGD	5,837,550	USD	4,704,088	August 2013	(98,680)
JPM	SGD	542,000	USD	443,100	September 2013	(15,475)
DB	SGD	762,600	USD	610,960	September 2013	(9,287)
JPM	SGD	550,000	USD	444,444	October 2013	(10,488)
DB	SGD	821,100	USD	653,742	December 2013	(5,831)
DB	SGD	285,500	USD	230,670	February 2014	(5,375)
HSB	SGD	589,000	USD	476,113	February 2014	(11,328)
HSB	SGD	1,876,300	USD	1,504,214	March 2014	(23,562)
HSB	SGD	656,000	USD	521,048	June 2014	(3,334)
BB	USD	646,126	EUR	525,000	July 2013	(37,277)
BB	USD	1,004,120	JPY	90,170,000	July 2013	94,811
JPM	USD	886,502	EUR	714,000	July 2013	(42,968)

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

CIT	USD	219,404	EUR	169,019	July 2013	$ (617)
DB	USD	1,172,164	EUR	945,000	July 2013	(58,007)
DB	USD	742,637	EUR	594,845	August 2013	(31,773)
HSB	USD	882,231	EUR	713,000	August 2013	(45,947)
HSB	USD	3,993,947	JPY	314,252,000	August 2013	824,516
UBS	USD	2,190,915	EUR	1,762,692	August 2013	(103,896)
GS	USD	693,986	EUR	560,000	August 2013	(35,056)
BB	USD	1,964,197	JPY	154,714,000	August 2013	403,813
JPM	USD	1,930,199	EUR	1,550,435	August 2013	(88,280)
CIT	USD	1,238,734	JPY	97,662,000	August 2013	253,768
MS	USD	78,368	EUR	61,500	August 2013	(1,697)
CIT	USD	174,854	EUR	140,049	August 2013	(7,466)
UBS	USD	1,674,977	JPY	131,995,000	August 2013	343,725
DB	USD	2,360,083	JPY	184,977,000	August 2013	494,493
BB	USD	1,227,413	EUR	947,679	September 2013	(6,556)
JPM	USD	181,218	JPY	14,034,000	September 2013	39,643
MS	USD	128,825	EUR	100,000	September 2013	(1,391)
DB	USD	2,551,353	EUR	1,976,700	September 2013	(22,514)
HSB	USD	167,242	EUR	130,000	September 2013	(2,038)
UBS	USD	310,534	EUR	240,017	September 2013	(1,987)
JPM	USD	61,920	EUR	48,000	September 2013	(579)
BB	USD	607,719	JPY	59,530,000	October 2013	7,051
BB	USD	74,222	EUR	56,900	October 2013	119
DB	USD	4,177,874	EUR	3,212,989	October 2013	(6,272)
JPM	USD	1,160,880	JPY	102,180,000	October 2013	129,906
HSB	USD	1,840,800	EUR	1,416,000	October 2013	(3,228)
JPM	USD	2,250,331	EUR	1,760,286	November 2013	(42,428)
BB	USD	180,259	EUR	138,468	November 2013	(83)
MS	USD	78,463	EUR	61,500	November 2013	(1,639)
HSB	USD	630,229	JPY	55,989,000	November 2013	65,161
DB	USD	2,715,152	EUR	2,114,070	November 2013	(38,354)
MS	USD	360,281	JPY	28,500,000	November 2013	72,644
UBS	USD	823,198	JPY	65,703,500	November 2013	160,071
CIT	USD	3,333,459	JPY	267,955,958	November 2013	629,055
DB	USD	862,998	JPY	69,943,000	November 2013	157,071
DB	USD	2,530,508	EUR	1,912,771	December 2013	38,733
HSB	USD	324,198	EUR	246,482	December 2013	3,118
JPM	USD	475,135	EUR	364,000	December 2013	959
DB	USD	2,451,512	JPY	216,473,441	January 2014	265,174
JPM	USD	1,221,887	JPY	108,190,000	January 2014	129,199
CIT	USD	2,816,401	EUR	2,104,547	January 2014	74,060
CIT	USD	163,096	JPY	14,230,000	January 2014	19,392
UBS	USD	2,056,899	JPY	181,440,000	January 2014	224,321
DB	USD	5,893,026	EUR	4,383,018	January 2014	181,695
HSB	USD	1,630,460	JPY	144,999,132	January 2014	165,872
BB	USD	2,187,431	EUR	1,619,000	February 2014	77,565
GS	USD	753,632	EUR	563,000	February 2014	19,885
BB	USD	1,971,334	JPY	183,390,000	February 2014	118,080
DB	USD	237,998	JPY	21,785,000	February 2014	17,847
CIT	USD	2,109,749	JPY	194,880,000	February 2014	140,707
UBS	USD	8,493,741	EUR	6,270,000	February 2014	323,098
DB	USD	3,625,895	EUR	2,702,000	February 2014	104,673
HSB	USD	1,095,404	EUR	810,000	February 2014	39,826
CIT	USD	922,190	EUR	681,000	February 2014	34,723
JPM	USD	3,293,454	JPY	305,483,000	February 2014	206,837
CIB	USD	552,278	JPY	54,406,000	February 2014	2,606
JPM	USD	1,467,455	EUR	1,098,000	February 2014	36,473
GS	USD	1,820,748	JPY	168,946,270	February 2014	113,735
HSB	USD	1,656,415	JPY	154,330,000	February 2014	97,055

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

MS	USD	397,638	JPY	38,040,000	March 2014	$ 13,112
BB	USD	2,425,370	JPY	236,853,110	March 2014	31,369
CIT	USD	1,487,866	JPY	141,415,000	March 2014	58,378
JPM	USD	512,448	JPY	46,600,000	March 2014	41,501
BB	USD	617,714	EUR	472,920	March 2014	1,299
DB	USD	602,830	JPY	56,915,000	March 2014	27,466
DB	USD	2,899,434	EUR	2,217,133	March 2014	9,569
UBS	USD	565,648	JPY	52,000,000	March 2014	40,120
CIT	USD	2,337,310	EUR	1,789,412	March 2014	4,927
HSB	USD	220,545	EUR	169,000	March 2014	265
DB	USD	2,804,159	EUR	2,151,263	April 2014	(525)
CIT	USD	125,696	JPY	12,300,000	April 2014	1,302
HSB	USD	1,991,686	EUR	1,522,934	April 2014	6,189
UBS	USD	549,885	EUR	420,000	April 2014	2,324
JPM	USD	940,924	JPY	91,900,000	April 2014	11,515
BB	USD	899,079	EUR	688,905	April 2014	861
JPM	USD	1,315,337	EUR	1,003,563	April 2014	6,948
BB	USD	724,635	JPY	70,490,000	April 2014	11,757
CIB	USD	1,091,981	JPY	108,785,000	May 2014	(8,526)
GS	USD	1,526,123	EUR	1,161,816	May 2014	11,123
JPM	USD	548,468	EUR	424,212	May 2014	(4,743)
GS	USD	734,722	JPY	72,750,000	May 2014	(1,242)
UBS	USD	549,089	JPY	54,379,000	May 2014	(1,028)
BB	USD	1,425,828	EUR	1,105,041	May 2014	(15,235)
CIB	USD	539,015	EUR	408,391	May 2014	6,473
CIB	USD	1,584,866	JPY	155,974,000	June 2014	6,348
BB	USD	5,737,267	EUR	4,390,321	June 2014	11,376
BB	USD	1,609,907	JPY	156,670,000	June 2014	24,350
DB	USD	575,466	JPY	55,300,000	June 2014	15,802
DB	USD	1,272,733	EUR	963,700	June 2014	15,818
JPM	USD	4,747,558	JPY	462,140,000	June 2014	70,465
HSB	USD	3,671,137	JPY	359,550,000	June 2014	32,388
DB	CLP	834,130,000	USD	1,696,337	January 2014	(100,152)
MS	CLP	47,000,000	USD	94,949	March 2014	(5,385)
JPM	USD	2,404,995	JPY	189,015,000	August 2013	498,630
JPM	USD	904,138	JPY	72,212,000	November 2013	175,328
MS	USD	625,933	EUR	479,000	March 2014	1,590
BB	USD	2,777,306	EUR	2,169,718	August 2013	(47,365)
HSB	USD	511,807	JPY	46,600,000	March 2014	40,853
MS	CLP	301,410,000	USD	624,148	August 2013	(35,563)
DB	CLP	112,810,000	USD	233,079	September 2013	(14,434)
JPM	CLP	60,820,000	USD	123,618	January 2014	(7,282)
MS	CLP	233,400,000	USD	474,246	January 2014	(27,069)
JPM	CLP	356,400,000	USD	722,965	February 2014	(42,873)
BB	CLP	118,300,000	USD	239,862	February 2014	(13,840)
MS	CLP	516,460,000	USD	1,044,577	February 2014	(58,627)
DB	CLP	1,095,330,000	USD	2,216,801	February 2014	(125,853)
CIT	CLP	205,770,000	USD	418,402	February 2014	(25,601)
JPM	CLP	109,000,000	USD	220,425	March 2014	(12,933)
BB	CLP	309,000,000	USD	623,927	March 2014	(34,807)
DB	CLP	809,300,000	USD	1,635,234	March 2014	(93,028)
DB	CLP	119,850,000	USD	242,710	April 2014	(14,873)
MS	CLP	594,930,000	USD	1,187,943	May 2014	(62,008)
DB	CLP	196,499,000	USD	383,375	June 2014	(12,070)
JPM	CLP	137,620,000	USD	268,317	June 2014	(8,220)
JPM	HUF	198,959,000	EUR	639,865	September 2013	22,716
JPM	HUF	291,821,350	EUR	924,251	March 2014	14,016
DB	HUF	224,506,000	EUR	710,963	March 2014	2,511

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

CIB	INR	2,458,000	USD	43,550	July 2013	$ (2,259)

Net Appreciation						$ 3,585,642

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CIB	Citibank
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Summary of Investments by Country as of June 28, 2013.

Country	Value		Percentage of Fund Investments

Australia	$	11,543,478	4.07%
Brazil		10,749,898	3.79
Canada		12,660,737	4.46
Hungary		12,385,287	4.37
Iceland		752,600	0.27
Indonesia		7,826,631	2.76
Ireland		23,131,346	8.16
Israel		2,678,766	0.94
Lithuania		1,775,825	0.63
Malaysia		31,196,117	11.00
Mexico		20,340,340	7.17
Peru		3,814,270	1.35
Philippines		1,276,121	0.45
Poland		28,026,054	9.88
Russia		4,328,003	1.53
Serbia		2,063,850	0.73
Singapore		10,540,485	3.72
Slovenia		2,385,700	0.84
South Korea		40,804,711	14.39
Sweden		11,183,060	3.94
Ukraine		8,310,344	2.93
United States		33,693,589	11.88
Venezuela		511,275	0.18
Vietnam		1,595,300	0.56

Total	$	283,573,787	100.00%

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Templeton Global Bond Fund

ASSETS:
Investments in securities, fair value(a)	$283,573,787
Cash	14,688,470
Cash denominated in foreign currencies(b)	4,769,193
Interest receivable	2,590,163
Subscriptions receivable	160,164
Unrealized appreciation on forward foreign currency contracts	7,748,027

Total Assets	313,529,804

LIABILITIES:
Payable to investment adviser	308,062
Redemptions payable	189,537
Payable for investments purchased	493,301
Unrealized depreciation on forward foreign currency contracts	4,162,385

Total Liabilities	5,153,285

NET ASSETS	$308,376,519

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,252,649
Paid-in capital in excess of par	286,347,095
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translations	14,434,109
(Overdistributed) net investment income	(389,224)
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	4,731,890

TOTAL NET ASSETS	$308,376,519

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	32,526,494

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.48

(a) Cost of investments	$272,689,961
(b) Cost of cash denominated in foreign currencies	$4,804,552

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Templeton Global Bond Fund

INVESTMENT INCOME:
Interest	$4,271,801
Foreign withholding tax	(225,144)

Total Income	4,046,657

EXPENSES:
Management fees	1,924,594

Total Expenses	1,924,594

NET INVESTMENT INCOME	2,122,063

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	185,479
Net realized gain on forward foreign currency contracts	3,749,789

Net realized gain on investments	3,935,268

Net change in unrealized depreciation on investments and foreign currency translations	(13,539,755)
Net change in unrealized appreciation on forward foreign currency contracts	281,190

Net change in unrealized depreciation on investments	(13,258,565)

Net Realized and Unrealized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency	(9,323,297)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,201,234)

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Templeton Global Bond Fund

OPERATIONS:
Net investment income	$2,122,063	$6,136,435
Net realized gain on investments	3,935,268	7,741,391
Net change in unrealized appreciation (depreciation) on investments	(13,258,565)	20,336,211

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,201,234)	34,214,037

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,073,218)	(13,913,462)
From net realized gains	–	(2,527,769)

Total Distributions	(2,073,218)	(16,441,231)

CAPITAL SHARE TRANSACTIONS:
Shares sold	56,945,993	84,615,331
Shares issued in reinvestment of distributions	2,073,218	16,441,231
Shares redeemed	(20,693,786)	(58,505,742)

Net Increase in Net Assets Resulting from Capital Share Transactions	38,325,425	42,550,820

Total Increase in Net Assets	29,050,973	60,323,626

NET ASSETS:
Beginning of period	279,325,546	219,001,920

End of period (a)	$308,376,519	$279,325,546

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,766,160	8,763,435
Shares issued in reinvestment of distributions	221,498	1,709,958
Shares redeemed	(2,103,002)	(6,061,006)

Net Increase	3,884,656	4,412,387

(a) Including (overdistributed) net investment income	$(389,224)	$(438,069)

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West Templeton Global Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.75		$9.04		$9.74	$9.02	$8.02	$10.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.23	(a)	0.47	0.29	1.59	1.22
Net realized and unrealized gain (loss)	(0.28)		1.08		(0.62)	0.69	(0.42)	(0.82)

Total From Investment Operations	(0.21)		1.31		(0.15)	0.98	1.17	0.40

LESS DISTRIBUTIONS:
From return of capital	–		–		–	–	(0.17)	–
From net investment income	(0.06)		(0.51)		(0.52)	(0.23)	–	(2.59)
From net realized gains	–		(0.09)		(0.03)	(0.03)	–	(0.26)

Total Distributions	(0.06)		(0.60)		(0.55)	(0.26)	(0.17)	(2.85)

NET ASSET VALUE, END OF PERIOD	$9.48		$9.75		$9.04	$9.74	$9.02	$8.02

TOTAL RETURN(b)	(2.10%)	(c)	14.76%		(1.63%)	10.92%	14.71%	4.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$308,377		$279,326		$219,002	$219,031	$147,080	$106,630
Ratio of expenses to average net assets	1.30%	(d)	1.30%		1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	1.43%	(d)	2.44%		2.69%	2.86%	4.02%	2.77%
Portfolio turnover rate	12%	(c)	32%		36%	22%	39%	62%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

 See Notes to Financial Statements.

 Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  Semi-Annual Report - June 28, 2013

Class	Inputs

Fixed Income Investments:
Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Semi-Annual Report - June 28, 2013

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

  Semi-Annual Report - June 28, 2013

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by at times entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when the manager believes they provide cost or tax efficient or greater liquidity than investing directly in the underlying bond or currency market. The Fund held an average notional value of $226,485,911 on forward foreign currency contracts for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$7,748,027	Unrealized depreciation on forward foreign currency contracts	$4,162,385

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$3,749,789	Net change in unrealized appreciation on forward foreign currency contracts	$281,190

  Semi-Annual Report - June 28, 2013

The Great-West Funds enter into derivative transactions with several approved counterparties. These transactions and agreements include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize the Fund’s financial investments that are subject to an enforceable master netting arrangement at June 28, 2013.

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Unrealized appreciation on forward foreign currency contrcts	$ 7,748,027	$ -	$ 7,748,027	$ (233,321)	$ -	$ 7,514,706

Total Investments	$ 7,748,027	$ 0	$7,748,027	$ (233,321)	$ 0	$ 7,514,706

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Investments (Liabilities):	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Unrealized depreciation on forward foreign currency contrcts	$ 4,162,385	$ -	$ 4,162,385	$ (233,321)	$ -	$ 3,929,064

Total Investments	$ 4,162,385	$ 0	$ 4,162,385	$ (233,321)	$ 0	$ 3,929,064

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $48,129,358 and $27,529,790, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $272,689,961. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $18,136,893 and gross depreciation of securities in which there was an excess of tax cost over value of $7,253,067 resulting in net appreciation of $10,883,826.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Fund, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Franklin Advisers, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2012 and quarterly returns for the third and fourth quarters ended December 31, 2008 and the four-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the first, second, first and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it outperformed its benchmark index for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and greater than the average and median of its peer group and peer universe. The Board considered that the size of the Fund may contribute to the high expenses as the Fund is not benefiting from economies of scale.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)  (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)        A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013